Schedule of Investments

March 31, 2025
(unaudited)
	Shares	Value (a)
Common Stocks — 99.3%
Communication Services — 9.1%
Alphabet Inc. Class A	547,900	$84,727,256
Meta Platforms, Inc. Class A	128,000	73,774,080
Netflix, Inc. (b)	38,322	35,736,415
T-Mobile US, Inc.	96,900	25,844,199
Walt Disney Company	98,100	9,682,470
		229,764,420
Consumer Discretionary — 10.7%
Amazon.com, Inc. (b)	571,000	108,638,460
Booking Holdings Inc.	5,900	27,180,769
Domino’s Pizza, Inc.	25,900	11,899,755
Home Depot, Inc.	37,900	13,889,971
McDonald’s Corporation	65,500	20,460,235
O’Reilly Automotive, Inc. (b)	17,400	24,926,892
Skechers U.S.A., Inc. Class A (b)	181,100	10,282,858
Tesla, Inc. (b)	121,800	31,565,688
Uber Technologies, Inc. (b)	309,300	22,535,598
		271,380,226
Consumer Staples — 6.4%
Coca-Cola Company	144,000	10,313,280
Colgate-Palmolive Company	89,200	8,358,040
Costco Wholesale Corporation	13,700	12,957,186
Kenvue, Inc.	752,500	18,044,950
PepsiCo, Inc.	47,800	7,167,132
Philip Morris International Inc.	203,735	32,338,856
Post Holdings, Inc. (b)	120,900	14,067,924
Procter & Gamble Company	70,249	11,971,834
Sysco Corporation	196,700	14,760,368
Walmart Inc.	360,343	31,634,512
		161,614,082
Energy — 3.9%
Adams Natural Resources Fund, Inc. (c)(f)	2,396,247	54,658,394
Baker Hughes Company	324,800	14,274,960
Chevron Corporation	137,900	23,069,291
Hess Corporation	49,100	7,842,743
		99,845,388

Schedule of Investments (continued)

March 31, 2025
(unaudited)
	Shares	Value (a)
Financials — 14.3%
Allstate Corporation	101,600	$21,038,312
American International Group, Inc.	209,500	18,213,930
Bank of America Corp.	848,268	35,398,224
Berkshire Hathaway Inc. Class B (b)	80,343	42,789,075
CME Group Inc. Class A	87,100	23,106,759
Discover Financial Services	118,400	20,210,880
Goldman Sachs Group, Inc.	49,800	27,205,242
JPMorgan Chase & Co.	238,063	58,396,854
Mastercard Incorporated Class A	55,162	30,235,395
PNC Financial Services Group, Inc.	56,200	9,878,274
S&P Global, Inc.	51,000	25,913,100
Visa Inc. Class A	139,761	48,980,640
		361,366,685
Health Care — 11.3%
AbbVie, Inc.	187,700	39,326,904
Boston Scientific Corporation (b)	213,700	21,558,056
Cencora, Inc.	81,000	22,525,290
Cigna Group	40,200	13,225,800
Eli Lilly and Company	41,968	34,661,791
HCA Healthcare, Inc.	24,800	8,569,640
Health Care Select Sector SPDR Fund	104,600	15,272,646
Insulet Corporation (b)	40,700	10,688,227
Johnson & Johnson	102,800	17,048,352
Medtronic plc	192,900	17,333,994
Quest Diagnostics Incorporated	52,100	8,815,320
Regeneron Pharmaceuticals, Inc.	19,700	12,494,331
Thermo Fisher Scientific Inc.	40,300	20,053,280
UnitedHealth Group Incorporated	50,800	26,606,500
Vertex Pharmaceuticals Incorporated (b)	35,100	17,017,182
		285,197,313
Industrials — 7.7%
Automatic Data Processing, Inc.	88,000	26,886,640
Carrier Global Corporation	277,200	17,574,480
Deere & Company	40,500	19,008,675
Fortive Corp.	239,700	17,541,246
General Electric Company	121,100	24,238,165
Knight-Swift Transportation Holdings Inc.	241,400	10,498,486
Parker-Hannifin Corporation	37,300	22,672,805
RTX Corporation	136,200	18,041,052
Trane Technologies plc	53,900	18,159,988
Vertiv Holdings Co. Class A	66,200	4,779,640
W.W. Grainger, Inc.	14,600	14,422,318
		193,823,495

Schedule of Investments (continued)

March 31, 2025
(unaudited)
	Shares	Value (a)
Information Technology — 29.5%
Accenture plc Class A	24,619	$7,682,113
Analog Devices, Inc.	79,000	15,931,930
Apple Inc.	843,400	187,344,442
Arista Networks, Inc. (b)	213,664	16,554,687
Atlassian Corporation Class A (b)	62,500	13,263,125
Autodesk, Inc. (b)	40,700	10,655,260
Broadcom Inc.	267,200	44,737,296
Cisco Systems, Inc.	374,800	23,128,908
International Business Machines Corporation	129,700	32,251,202
Lam Research Corporation	283,900	20,639,530
Micron Technology, Inc.	112,300	9,757,747
Microsoft Corporation	440,500	165,359,295
NVIDIA Corporation	1,328,000	143,928,640
Oracle Corporation	48,800	6,822,728
Palantir Technologies Inc. Class A (b)	39,300	3,316,920
Palo Alto Networks, Inc. (b)	107,800	18,394,992
Salesforce, Inc.	94,000	25,225,840
		744,994,655
Materials — 1.8%
Crown Holdings, Inc.	104,700	9,345,522
Ecolab Inc.	57,400	14,552,048
Freeport-McMoRan, Inc.	187,200	7,087,392
Sherwin-Williams Company	42,300	14,770,737
		45,755,699
Real Estate — 2.2%
American Tower Corporation	91,200	19,845,120
AvalonBay Communities, Inc.	57,600	12,362,112
CBRE Group, Inc. Class A (b)	98,200	12,842,596
VICI Properties Inc.	338,200	11,032,084
		56,081,912
Utilities — 2.4%
Constellation Energy Corporation	24,900	5,020,587
Entergy Corporation	128,000	10,942,720
NextEra Energy, Inc.	258,300	18,310,887
Utilities Select Sector SPDR Fund	70,400	5,551,040
Vistra Corp.	28,400	3,335,296
WEC Energy Group, Inc.	161,600	17,611,168
		60,771,698
Total Common Stocks
(Cost $1,391,960,337)		2,510,595,573

Schedule of Investments (continued)

March 31, 2025
(unaudited)
	Shares	Value (a)
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(f)
(Cost $150,000)		$466,000
Short-Term Investments — 0.7%
Money Market Funds — 0.7%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Class, 4.38% (e)	17,796,720	17,800,279
Northern Institutional Funds Treasury Portfolio, Premier Class, 4.18% (e)	497,590	497,590
Total Short-Term Investments
(Cost $18,297,049)		18,297,869
Total — 100.0%
(Cost $1,410,407,386)		2,529,359,442
Other Assets Less Liabilities — 0.0%		618,121
Net Assets — 100.0%		$2,529,977,563

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
During the three months ended March 31, 2025, investments in affilates were as follows:

Affiliate	Shares held	Net realized gain (loss) and capital gain distributions	Dividend income	Change in unrealized appreciation	Value
Adams Funds Advisers, LLC (controlled)	n/a	$—	$—	$—	$466,000
Adams Natural Resources Fund, Inc. (non-controlled)*	2,396,247	140,456	1,100,239	2,525,818	54,658,394
Total		$140,456	$1,100,239	$2,525,818	$55,124,394

*
The Fund elected to receive 55,314 shares (cost basis $1,240,694) in lieu of cash for distributions received in 2025. Cost basis at end of period was $38,697,393.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.